STOCKHOLDERS' EQUITY - Proceeds from Issuance of Convertible Preferred Stock (Details)	12 Months Ended
	Dec. 31, 2021 Vote shares	Dec. 31, 2016 shares	Mar. 31, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Preferred stock shares issued	0		0	260,582,311
Preferred stock shares outstanding	0		0	260,582,311
Founder
Class of Stock [Line Items]
Preferred stock shares issued	0
Preferred stock shares outstanding	0			484,912
Founders Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued		1,788,375		484,912
Repurchase of preferred Stock		582,400
Preferred stock shares outstanding		200,995		484,912
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued				97,945,845			76,010
Preferred stock shares outstanding				97,945,845
Preferred stock shares outstanding							1,124,856
Series B Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued	700,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued				62,492,367	962,298	20,949,454
Preferred stock shares outstanding				62,492,367
Series C Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued	1,000,000.0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	4,000,000,000		4,000,000,000	150,000,000
Number of votes per share | Vote	1
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000		100,000,000	0
Number of votes per share | Vote	10